Jun. 26, 2017
Hartford Real Total Return Fund
Hartford Real Total Return Fund

JUNE 26, 2017

SUPPLEMENT TO

ALTERNATIVE FUNDS PROSPECTUS

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED APRIL 3, 2017

(THE HARTFORD MUTUAL FUNDS, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

(1)	Effective immediately, under the heading “Hartford Real Total Return Fund Summary Section – Principal Risks,” the following information is added after “Active Trading Risk:”

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.